COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating leases

Minimum
Lease Payments
Amount
RMB
Year ended December 31:
2019	2,959,829
2020	346,745
2021	—
2022	—
2023	—
3,306,574

Schedule of future minimum payments under other commitments

Required Payments
Amount
RMB
Year ended December 31:
2019	10,000,000
2020	10,000,000
2021	10,000,000
2022	—
2023	—
30,000,000